Other Reserves - Summary of Other Reserves (Detail) - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2018		Mar. 31, 2017	Mar. 31, 2016
Disclosure of reserves within equity [Line Items]
Beginning balance	[1]	£ 8,335		£ 10,112	£ 681
Recognised in income and expense		(34)		1	(3)
Tax recognised in other comprehensive income	[1]	(262)		445	(235)
Ending balance	[1]	9,911	[2]	8,335	10,112
Capital Redemption Reserve [Member]
Disclosure of reserves within equity [Line Items]
Beginning balance		27		27	27
Ending balance		27		27	27
Other Reserves [Member]
Disclosure of reserves within equity [Line Items]
Beginning balance		884		685	502
Exchange differences		(188)		227	29
Net fair value gain (loss) on cash flow hedges		(368)		884	381
Recognised in income and expense		277		(938)	(230)
Fair value movement on available-for-sale assets		11		(3)	(2)
Tax recognised in other comprehensive income		1		29	5
Transfers to realised profit		(83)
Ending balance		534		884	685
Other Reserves [Member] | Cash Flow Reserve [Member]
Disclosure of reserves within equity [Line Items]
Beginning balance		127		173	55
Net fair value gain (loss) on cash flow hedges		(368)		884	381
Recognised in income and expense		277		(938)	(230)
Tax recognised in other comprehensive income		10		8	(33)
Transfers to realised profit		(83)
Ending balance		(37)		127	173
Other Reserves [Member] | Available-for-Sale Reserve [Member]
Disclosure of reserves within equity [Line Items]
Beginning balance		13		16	18
Fair value movement on available-for-sale assets		11		(3)	(2)
Ending balance		24		13	16
Other Reserves [Member] | Translation Reserve [Member]
Disclosure of reserves within equity [Line Items]
Beginning balance		717		469	402
Exchange differences		(188)		227	29
Tax recognised in other comprehensive income		(9)		21	38
Ending balance		£ 520		£ 717	£ 469

[1]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the condensed consoliated financial statements.
[2]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the Condensed consoliated financial statements.